New and Amended Standards and Interpretations (Details)	12 Months Ended
Dec. 31, 2022
New and Amended Standards and Interpretations [Abstract]
The amendment clarifies, Description	The amendment clarifies what fees an entity includes when applying the “10 per cent” test in paragraph B3.3.6 of IFRS 9 when assessing whether a financial liability should be derecognized.